INCOME TAXES - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Deferred
Total	$ 396,992	$ (69,897)	$ 69,328
PRC
Current
- PRC income tax expenses	93,224	161,488	127,731
Deferred
- PRC income tax expenses	303,768	(231,385)	(58,403)
Total	$ 396,992	$ (69,897)	$ 69,328